Acquisitions - TransFirst - Consideration and Recognized Assets and Liabilities (Details) - USD ($)		9 Months Ended
	Apr. 01, 2016	Dec. 31, 2016	Dec. 31, 2017	Dec. 31, 2015
Recognized amounts of identifiable assets acquired and liabilities assumed:
Goodwill		$ 3,270,952,000	$ 3,264,071,000	$ 1,545,424,000
TransFirst
Consideration
Cash	$ 2,351,400,000
Fair value of total consideration transferred	2,351,400,000
Recognized amounts of identifiable assets acquired and liabilities assumed:
Cash	5,907,000
Accounts receivable, net	62,313,000
Property equipment and software	12,726,000
Total acquired identifiable intangible assets	814,131,000
Deferred tax asset	2,244,000
Other assets	7,509,000
Deferred tax liability	(224,654,000)
Other liabilities	(56,864,000)
Total identifiable net assets	623,312,000
Goodwill	1,728,088,000
Total identifiable assets acquired and liabilities assumed	$ 2,351,400,000
Adjustments to purchase price and recognized assets and liabilities
Increase in purchase price due to working capital adjustments		55,000
Decrease in identifiable intangible assets		2,000,000
Increase in liabilities		363,700
Increase in deferred tax liabilities		18,000,000
Goodwill adjustment		$ 20,400,000